Investment Objectives and Goals	Oct. 31, 2024
American Funds Retirement Income Portfolio - Conservative | American Funds Retirement Income Portfolio - Conservative
Prospectus [Line Items]
Risk/Return [Heading]	American Funds Retirement Income Portfolio – Conservative
Objective [Heading]	Investment objectives The fund strives for the accomplishment of three investment objectives: current income,
Objective, Primary [Text Block]	long-term growth of capital and conservation of capital, with an emphasis on income and conservation of capital.
American Funds Retirement Income Portfolio - Moderate | American Funds Retirement Income Portfolio - Moderate
Prospectus [Line Items]
Risk/Return [Heading]	American Funds Retirement Income Portfolio – Moderate
Objective [Heading]	Investment objectives The fund strives for the balanced accomplishment of three investment objectives: current income,
Objective, Primary [Text Block]	long-term growth of capital and conservation of capital.
American Funds Retirement Income Portfolio - Enhanced | American Funds Retirement Income Portfolio - Enhanced
Prospectus [Line Items]
Risk/Return [Heading]	American Funds Retirement Income Portfolio – Enhanced
Objective [Heading]	Investment objectives The fund strives for the accomplishment of three investment objectives: current income,
Objective, Primary [Text Block]	long-term growth of capital and conservation of capital, with an emphasis on income and growth of capital.